Debt - Schedule of Long-Term and Other Debt (Detail) $ in Thousands, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 NZD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 NZD ($)	May 02, 2017 USD ($)
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	$ 661,708		$ 568,419
Less: deferred financing costs	(6,668)		(5,189)
Less: unamortized discount	(3,284)		(2,064)
Total debt and financing lease liabilities	651,756		561,166
Less: current portion of debt and financing lease liabilities	(21,001)		(32,428)
Total long-term debt and financing lease liabilities	630,755		528,738
Triology LLC Due 2022 Notes | Trilogy LLC
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	350,000		350,000
Less: deferred financing costs					$ (4,800)
Trilogy International South Pacific LLC 2022 Notes | Trilogy International South Pacific LLC
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	50,000		0
Other
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	5,837		8,027
New Zealand | 2023 Senior Facilities Agreement | 2degrees
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	205,561		0
Less: deferred financing costs	(1,400)	$ (2.2)
New Zealand | EIP Receivables Financing Obligation | 2degrees
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	15,100	20.9	16,372
Less: deferred financing costs			(400)	$ (0.7)
New Zealand | 2021 Senior Facilities Agreement | 2degrees
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	0		154,887
Less: deferred financing costs	(1,000)	$ (1.6)
Bolivia | Bolivian Bond Debt | Nueva Tel
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	20,114		0
Bolivia | Tower Transaction Financing Obligation | Nueva Tel
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	4,546		16,757
Bolivia | Bank Loan 2023 | Nueva Tel
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	6,224		7,112
Bolivia | Bank Loan 2022 | Nueva Tel
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	4,373		5,249
Bolivia | Syndicated Loan 2021 | Nueva Tel
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	$ 0		$ 10,015